UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 1.9%
Boeing Co. (The)(1)	13,686	$4,487,366
Harris Corp.	6,224	1,003,807
Northrop Grumman Corp.(1)	25,030	8,738,473
Rockwell Collins, Inc.(1)	32,746	4,415,798
Textron, Inc.	15,478	912,738

		$19,558,182

Airlines — 0.5%
Alaska Air Group, Inc.	10,000	$619,600
Southwest Airlines Co.(1)	52,956	3,033,320
United Continental Holdings, Inc.(2)	15,000	1,042,050

		$4,694,970

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)	29,695	$789,293

		$789,293

Automobiles — 0.1%
Ford Motor Co.	100,000	$1,108,000
General Motors Co.(1)	4,322	157,062

		$1,265,062

Banks — 3.8%
Bank of America Corp.(1)	130,000	$3,898,700
Fifth Third Bancorp(1)	88,466	2,808,796
Huntington Bancshares, Inc.(1)	179,679	2,713,153
JPMorgan Chase & Co.(1)	84,867	9,332,824
KeyCorp	38,413	750,974
M&T Bank Corp.	4,453	820,955
Regions Financial Corp.(1)	413,924	7,690,708
SunTrust Banks, Inc.(1)	49,905	3,395,536
Wells Fargo & Co.(1)	111,947	5,867,142
Zions Bancorporation(1)	25,204	1,329,007

		$38,607,795

Beverages — 1.2%
Coca-Cola Co. (The)(1)	153,082	$6,648,351
PepsiCo, Inc.(1)	48,352	5,277,621

		$11,925,972

Biotechnology — 4.8%
AbbVie, Inc.	6,412	$606,896
Amgen, Inc.(1)	59,770	10,189,590
Biogen, Inc.(1)(2)	35,831	9,811,244
Celgene Corp.(1)(2)	125,581	11,203,081
Gilead Sciences, Inc.(1)	210,061	15,836,499

		$47,647,310

Security	Shares	Value
Building Products — 0.1%
Allegion PLC	10,516	$896,910

		$896,910

Capital Markets — 2.7%
CME Group, Inc.(1)	12,294	$1,988,432
Goldman Sachs Group, Inc. (The)(1)	15,655	3,942,868
Invesco, Ltd.	25,937	830,243
Moody’s Corp.(1)	32,799	5,290,479
Morgan Stanley(1)	53,096	2,865,060
S&P Global, Inc.(1)	36,507	6,975,027
State Street Corp.(1)	33,478	3,338,761
T. Rowe Price Group, Inc.(1)	13,079	1,412,140

		$26,643,010

Chemicals — 1.4%
AdvanSix, Inc.(2)	2,576	$89,593
Air Products and Chemicals, Inc.(1)	13,083	2,080,590
DowDuPont, Inc.(1)	61,024	3,887,839
PPG Industries, Inc.(1)	69,093	7,710,779

		$13,768,801

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	6,187	$520,450

		$520,450

Communications Equipment — 1.8%
Cisco Systems, Inc.(1)	425,260	$18,239,401

		$18,239,401

Consumer Finance — 1.0%
American Express Co.(1)	30,565	$2,851,103
Capital One Financial Corp.	10,757	1,030,736
Discover Financial Services(1)	92,596	6,660,430

		$10,542,269

Containers & Packaging — 0.2%
WestRock Co.(1)	27,349	$1,754,985

		$1,754,985

Distributors — 0.1%
Genuine Parts Co.(1)	16,898	$1,518,116

		$1,518,116

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)(2)	19,434	$3,876,694

		$3,876,694

Diversified Telecommunication Services — 1.0%
AT&T, Inc.(1)	122,541	$4,368,587
CenturyLink, Inc.	34,355	564,453
Verizon Communications, Inc.(1)	98,330	4,702,140

		$9,635,180

Electric Utilities — 0.6%
American Electric Power Co., Inc.	13,137	$901,067
Edison International(1)	59,878	3,811,833
NextEra Energy, Inc.	6,000	979,980

		$5,692,880

Security	Shares	Value
Energy Equipment & Services — 0.6%
Baker Hughes	23,451	$651,234
Halliburton Co.(1)	92,888	4,360,163
Schlumberger, Ltd.	15,000	971,700

		$5,983,097

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.(1)	17,730	$2,576,878
Apartment Investment & Management Co., Class A(1)	35,696	1,454,612
Host Hotels & Resorts, Inc.	18,010	335,706
Simon Property Group, Inc.(1)	36,850	5,687,798

		$10,054,994

Food & Staples Retailing — 0.8%
CVS Health Corp.(1)	88,422	$5,500,733
Kroger Co. (The)(1)	75,174	1,799,665
Sysco Corp.	16,783	1,006,309

		$8,306,707

Food Products — 1.6%
Hershey Co. (The)(1)	11,826	$1,170,301
Hormel Foods Corp.	21,160	726,211
Kraft Heinz Co. (The)(1)	73,985	4,608,526
Lamb Weston Holdings, Inc.	16,086	936,527
Mondelez International, Inc., Class A(1)	212,633	8,873,175

		$16,314,740

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	13,617	$815,931
Baxter International, Inc.(1)	36,672	2,385,147
Edwards Lifesciences Corp.(1)(2)	22,126	3,087,020
Intuitive Surgical, Inc.(1)(2)	31,534	13,018,181
Stryker Corp.(1)	33,820	5,442,314

		$24,748,593

Health Care Providers & Services — 1.9%
Cigna Corp.(1)	36,534	$6,128,213
DaVita, Inc.(2)	11,550	761,607
Envision Healthcare Corp.(2)	17,481	671,795
McKesson Corp.(1)	7,813	1,100,617
UnitedHealth Group, Inc.(1)	46,743	10,003,002

		$18,665,234

Hotels, Restaurants & Leisure — 2.1%
ILG, Inc.	9,987	$310,696
Marriott International, Inc., Class A(1)	95,481	12,983,506
McDonald’s Corp.(1)	35,561	5,561,029
Yum! Brands, Inc.	26,466	2,253,051

		$21,108,282

Household Durables — 0.1%
Whirlpool Corp.(1)	8,566	$1,311,540

		$1,311,540

Household Products — 0.6%
Clorox Co. (The)(1)	38,390	$5,110,093
Colgate-Palmolive Co.(1)	7,286	522,260
Procter & Gamble Co. (The)	9,414	746,342

		$6,378,695

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc.(1)	55,000	$1,679,150

		$1,679,150

Industrial Conglomerates — 1.2%
3M Co.(1)	11,474	$2,518,773
General Electric Co.(1)	50,834	685,242
Honeywell International, Inc.(1)	64,422	9,309,623

		$12,513,638

Insurance — 1.4%
Chubb, Ltd.(1)	35,393	$4,840,701
Marsh & McLennan Cos., Inc.(1)	15,767	1,302,196
Travelers Cos., Inc. (The)(1)	35,246	4,894,260
Unum Group(1)	70,698	3,365,932

		$14,403,089

Internet & Direct Marketing Retail — 7.4%
Amazon.com, Inc.(1)(2)	43,005	$62,242,857
Netflix, Inc.(1)(2)	39,110	11,551,138

		$73,793,995

Internet Software & Services — 10.2%
Alphabet, Inc., Class A(1)(2)	32,294	$33,493,399
Alphabet, Inc., Class C(1)(2)	26,500	27,342,435
eBay, Inc.(1)(2)	86,734	3,490,176
Facebook, Inc., Class A(1)(2)	211,946	33,866,852
VeriSign, Inc.(1)(2)	35,873	4,253,103

		$102,445,965

IT Services — 3.6%
Alliance Data Systems Corp.(1)	7,945	$1,691,173
Cognizant Technology Solutions Corp., Class A(1)	143,537	11,554,728
DXC Technology Co.(1)	22,981	2,310,280
Fidelity National Information Services, Inc.(1)	62,742	6,042,055
Mastercard, Inc., Class A(1)	38,080	6,670,093
Visa, Inc., Class A(1)	63,696	7,619,315

		$35,887,644

Life Sciences Tools & Services — 0.2%
PerkinElmer, Inc.(1)	23,065	$1,746,482

		$1,746,482

Machinery — 1.6%
Caterpillar, Inc.	5,735	$845,224
Dover Corp.(1)	29,870	2,933,831
Ingersoll-Rand PLC(1)	23,525	2,011,623
Parker-Hannifin Corp.(1)	14,287	2,443,506
Stanley Black & Decker, Inc.(1)	49,559	7,592,439

		$15,826,623

Media — 3.7%
CBS Corp., Class B(1)	88,076	$4,526,226
Comcast Corp., Class A(1)	603,498	20,621,527
Walt Disney Co. (The)(1)	119,119	11,964,312

		$37,112,065

Security	Shares	Value
Metals & Mining — 0.2%
Newmont Mining Corp.	25,563	$998,747
Nucor Corp.(1)	22,035	1,346,118

		$2,344,865

Multi-Utilities — 0.8%
CMS Energy Corp.(1)	177,055	$8,018,821

		$8,018,821

Multiline Retail — 0.4%
Macy’s, Inc.(1)	81,687	$2,429,371
Nordstrom, Inc.	11,790	570,754
Target Corp.	8,193	568,840

		$3,568,965

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.(1)	66,225	$7,552,299
Concho Resources, Inc.(2)	5,000	751,650
ConocoPhillips(1)	35,000	2,075,150
EOG Resources, Inc.(1)	32,900	3,463,383
Exxon Mobil Corp.(1)	51,669	3,855,024
Murphy Oil Corp.(1)	91,974	2,376,608
Newfield Exploration Co.(2)	20,000	488,400
Phillips 66(1)	57,101	5,477,128
Pioneer Natural Resources Co.	5,000	858,900
Williams Cos., Inc. (The)(1)	37,548	933,443

		$27,831,985

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A(1)	72,774	$10,895,723

		$10,895,723

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.(1)	106,404	$6,730,053
Eli Lilly & Co.	12,046	931,999
Johnson & Johnson(1)	43,189	5,534,670
Merck & Co., Inc.(1)	158,250	8,619,878
Pfizer, Inc.(1)	242,074	8,591,206

		$30,407,806

Professional Services — 0.4%
Equifax, Inc.(1)	15,738	$1,854,094
Nielsen Holdings PLC	5,530	175,798
Robert Half International, Inc.(1)	39,255	2,272,472

		$4,302,364

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	24,669	$1,164,870

		$1,164,870

Road & Rail — 0.9%
CSX Corp.	20,000	$1,114,200
Kansas City Southern	4,645	510,253
Norfolk Southern Corp.(1)	9,503	1,290,317
Ryder System, Inc.	12,392	902,014
Union Pacific Corp.(1)	37,756	5,075,539

		$8,892,323

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 7.6%
Analog Devices, Inc.(1)	56,522	$5,150,850
ASML Holding NV - NY Shares(1)	16,394	3,255,193
Cypress Semiconductor Corp.	38,941	660,439
Intel Corp.(1)	410,039	21,354,831
Microchip Technology, Inc.(1)	30,000	2,740,800
Micron Technology, Inc.(1)(2)	99,470	5,186,366
NXP Semiconductors NV(1)(2)	50,530	5,912,010
ON Semiconductor Corp.(1)(2)	99,333	2,429,685
Qorvo, Inc.(1)(2)	16,995	1,197,298
QUALCOMM, Inc.(1)	183,978	10,194,221
Texas Instruments, Inc.(1)	165,256	17,168,446
Versum Materials, Inc.	4,856	182,731
Xperi Corp.	28,424	601,167

		$76,034,037

Software — 8.2%
Microsoft Corp.(1)	715,097	$65,266,903
Oracle Corp.(1)	256,551	11,737,209
Red Hat, Inc.(1)(2)	28,914	4,322,932
salesforce.com, Inc.(2)	6,000	697,800

		$82,024,844

Specialty Retail — 1.8%
Advance Auto Parts, Inc.(1)	26,636	$3,157,698
Best Buy Co., Inc.(1)	28,506	1,995,135
Home Depot, Inc. (The)(1)	58,008	10,339,346
Tiffany & Co.(1)	28,579	2,791,025

		$18,283,204

Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.(1)	465,784	$78,149,240
Hewlett Packard Enterprise Co.	20,000	350,800

		$78,500,040

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B(1)	147,264	$9,784,220

		$9,784,220

Tobacco — 0.9%
Altria Group, Inc.(1)	25,875	$1,612,530
Philip Morris International, Inc.(1)	75,666	7,521,200

		$9,133,730

Trading Companies & Distributors — 0.4%
Fastenal Co.(1)	79,244	$4,325,930

		$4,325,930

Total Common Stocks — 99.9% (identified cost $269,714,137)		$1,001,371,540

Value
Total Written Call Options — (0.4)% (premiums received $8,326,859)	$(3,853,900)

Other Assets, Less Liabilities — 0.5%	$4,873,019

Net Assets — 100.0%	$1,002,390,659

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Written Call Options — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	145	$95,426,327	$7,050	4/6/18	$(31,175)
NASDAQ 100 Index	140	92,135,764	7,075	4/13/18	(72,100)
NASDAQ 100 Index	140	92,135,764	6,950	4/20/18	(338,100)
NASDAQ 100 Index	145	95,426,327	6,750	4/27/18	(1,447,825)
S&P 500 Index	180	47,535,660	2,775	4/4/18	(3,150)
S&P 500 Index	180	47,535,660	2,795	4/6/18	(4,950)
S&P 500 Index	180	47,535,660	2,775	4/11/18	(26,550)
S&P 500 Index	180	47,535,660	2,790	4/13/18	(27,450)
S&P 500 Index	180	47,535,660	2,765	4/16/18	(62,100)
S&P 500 Index	180	47,535,660	2,760	4/18/18	(92,700)
S&P 500 Index	180	47,535,660	2,710	4/20/18	(294,300)
S&P 500 Index	180	47,535,660	2,685	4/23/18	(464,400)
S&P 500 Index	180	47,535,660	2,700	4/25/18	(391,500)
S&P 500 Index	180	47,535,660	2,675	4/27/18	(597,600)

Total					$(3,853,900)

At March 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,853,900.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,001,371,540 *	$—	$—	$1,001,371,540
Total Investments	$1,001,371,540	$—	$—	$1,001,371,540

Liability Description
Written Call Options	$(3,853,900)	$—	$—	$(3,853,900)
Total	$(3,853,900)	$—	$—	$(3,853,900)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018